Derivative financial instruments (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Net interest income	£ 3,130	£ 3,876	[1]	£ 4,776	[1]
Barclays Bank Group [member]
Disclosure of fair value measurement of assets [line items]
Maximum period hedge exposure to variability in future cash flows	10 years	10 years
Net interest income	£ 3,130	£ 3,876		£ 4,776

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.